INVENTORIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 287,918,000	$ 192,499,000
Inventory write-down	422,000
Reversal of inventory write-down	$ 0	$ 0